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                                                         1933 Act Rule 497(j)
                                                   1933 Act File No. 33-73384
                                                   1940 Act File No. 811-7440

                                     [LETTERHEAD]

Direct Dial: (215) 564-8095

                                       May 5, 1997

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Filing Desk

     Re:  DIMENSIONAL EMERGING MARKETS FUND INC.
          FILE NOS. 33-73384 AND 811-7440
          RULE 497(j) FILING
          ---------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 3/5 to the Registration Statement of Dimensional Emerging Markets Fund Inc. which was filed with the SEC electronically on April 29, 1997.

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U.S. Securities and Exchange Commission
May 5, 1997
Page 2

     Please direct any questions or comments relating to this certification to me or, in my absence, to Lisa A. Duda, Esquire at (215) 564-8143.

                                       Very truly yours,

                                       /s/ Michael V. Farrell
                                       ------------------------------
                                       Michael V. Farrell, Esquire

cc: Ms. Irene R. Diamant
    Catherine Newell, Esquire
    Ms. Marti Wiles
    Stephen W. Kline, Esquire
    Lisa A. Duda, Esquire